FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Fair Value Hierarchy Measurements of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Financial assets
Available-for-sale fixed maturity securities	$ 56,222
Equity securities	7,530	$ 3,854
Investment real estate	2,593	2,366
Real estate partnerships	4,205	3,438
Investment funds	6,421	6,111
Short-term investments	4,454	4,400
Cash and cash equivalents	13,091	12,243
Other assets – market risk benefit assets	2,668	2,461
Separate account assets	1,322	1,343
Financial liabilities
Policyholders’ account balances – embedded derivative	6,320	1,160
Market risk benefits	4,227	3,655
Derivative Liability, Subject to Master Netting Arrangement, before Offset	253	57
Separate account liabilities	1,322	1,343	$ 1,266	$ 1,189
Not subject to fair value hierarchy
Financial assets
Investment funds	375	380
Other	649	637
Separate account assets	30	31
Total Fair Value
Financial assets
Available-for-sale fixed maturity securities	56,222	53,802
Equity securities	7,530	3,854
Investment real estate	1,271	1,283
Real estate partnerships	2,329	1,529
Investment funds	141	124
Short-term investments	4,454	4,400
Derivative assets	1,160	1,361
Separately managed accounts	61	71
Other	197	319
Cash and cash equivalents	13,091	12,243
Reinsurance funds withheld – embedded derivative	6	18
Premiums due and other receivables – derivative asset	22	22
Other assets – market risk benefit assets	1,034	856
Separate account assets	1,292	1,312
Total financial assets	88,810	81,194
Financial liabilities
Policyholders’ account balances – embedded derivative	6,257	1,123
Market risk benefits	4,227	3,655
Funds withheld for reinsurance liabilities – embedded derivative	63	37
Derivative Liability, Subject to Master Netting Arrangement, before Offset	169	27
Separate account liabilities	1,292	1,312
Total financial liabilities	12,008	6,154
Other invested assets	197	171
Total Fair Value | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities	365	369
Total Fair Value | U.S. state and municipal
Financial assets
Available-for-sale fixed maturity securities	3,182	3,289
Total Fair Value | Foreign governments
Financial assets
Available-for-sale fixed maturity securities	1,889	2,042
Total Fair Value | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities	39,493	37,380
Total Fair Value | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	1,196	1,310
Total Fair Value | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	3,877	3,320
Total Fair Value | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities	6,220	6,092
Total Fair Value | Common stock
Financial assets
Equity securities	7,049	3,412
Total Fair Value | Preferred stock
Financial assets
Equity securities	481	438
Total Fair Value | Private equity and other
Financial assets
Equity securities		4
Level 1
Financial assets
Available-for-sale fixed maturity securities	302	310
Equity securities	6,661	2,894
Investment real estate	0	0
Real estate partnerships	0	0
Investment funds	0	0
Short-term investments	2,912	3,213
Derivative assets	0	0
Separately managed accounts	0	0
Other	0	0
Cash and cash equivalents	13,091	12,243
Reinsurance funds withheld – embedded derivative	0	0
Premiums due and other receivables – derivative asset	0	0
Other assets – market risk benefit assets	0	0
Separate account assets	976	258
Total financial assets	23,942	18,918
Financial liabilities
Policyholders’ account balances – embedded derivative	0	0
Market risk benefits	0	0
Funds withheld for reinsurance liabilities – embedded derivative	0	0
Derivative Liability, Subject to Master Netting Arrangement, before Offset	0	0
Separate account liabilities	976	258
Total financial liabilities	976	258
Level 1 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities	302	310
Level 1 | U.S. state and municipal
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 1 | Common stock
Financial assets
Equity securities	6,641	2,858
Level 1 | Preferred stock
Financial assets
Equity securities	20	36
Level 1 | Private equity and other
Financial assets
Equity securities		0
Level 2
Financial assets
Available-for-sale fixed maturity securities	51,663	48,013
Equity securities	25	14
Investment real estate	0	0
Real estate partnerships	0	0
Investment funds	0	0
Short-term investments	1,060	834
Derivative assets	972	1,138
Separately managed accounts	0	0
Other	4	11
Cash and cash equivalents	0	0
Reinsurance funds withheld – embedded derivative	0	0
Premiums due and other receivables – derivative asset	22	22
Other assets – market risk benefit assets	0	0
Separate account assets	316	1,054
Total financial assets	54,062	51,086
Financial liabilities
Policyholders’ account balances – embedded derivative	0	0
Market risk benefits	0	0
Funds withheld for reinsurance liabilities – embedded derivative	0	0
Derivative Liability, Subject to Master Netting Arrangement, before Offset	169	27
Separate account liabilities	316	1,054
Total financial liabilities	485	1,081
Level 2 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities	63	59
Level 2 | U.S. state and municipal
Financial assets
Available-for-sale fixed maturity securities	3,127	3,233
Level 2 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities	1,889	2,042
Level 2 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities	38,701	34,696
Level 2 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	1,177	1,291
Level 2 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	3,839	3,245
Level 2 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities	2,867	3,447
Level 2 | Common stock
Financial assets
Equity securities	2	2
Level 2 | Preferred stock
Financial assets
Equity securities	23	12
Level 2 | Private equity and other
Financial assets
Equity securities		0
Level 3
Financial assets
Available-for-sale fixed maturity securities	4,257	5,479
Equity securities	844	946
Investment real estate	1,271	1,283
Real estate partnerships	2,329	1,529
Investment funds	141	124
Short-term investments	482	353
Derivative assets	188	223
Separately managed accounts	61	71
Other	193	308
Cash and cash equivalents	0	0
Reinsurance funds withheld – embedded derivative	6	18
Premiums due and other receivables – derivative asset	0	0
Other assets – market risk benefit assets	1,034	856
Separate account assets	0	0
Total financial assets	10,806	11,190
Financial liabilities
Policyholders’ account balances – embedded derivative	6,257	1,123
Market risk benefits	4,227	3,655
Funds withheld for reinsurance liabilities – embedded derivative	63	37
Derivative Liability, Subject to Master Netting Arrangement, before Offset	0	0
Separate account liabilities	0	0
Total financial liabilities	10,547	4,815
Level 3 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 3 | U.S. state and municipal
Financial assets
Available-for-sale fixed maturity securities	55	56
Level 3 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities	0	0
Level 3 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities	792	2,684
Level 3 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	19	19
Level 3 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	38	75
Level 3 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities	3,353	2,645
Level 3 | Common stock
Financial assets
Equity securities	406	552
Level 3 | Preferred stock
Financial assets
Equity securities	$ 438	390
Level 3 | Private equity and other
Financial assets
Equity securities		$ 4